Income Taxes - Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate (Details) - USD ($)	6 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciliations of the Statutory Income Tax Rate and the Company’s Effective Income Tax Rate [Abstract]
Net loss before income tax benefit from continuing operations	$ (912,941)	$ (3,169,032)
PRC statutory tax rate	25.00%	25.00%
Income tax at statutory tax rate	$ (228,235)	$ (792,258)
Effect of income tax rate differences in jurisdictions other than the PRC	159,490	219,352
Expenses not deductible for tax purpose and non-taxable income	122,386	446,514
Additional deduction of R&D expenses	(22,507)	(23,719)
Effect of preferential tax rates	(12,261)	1,322
Effect of utilization of tax loss carried forward	2,461	305
Effect on valuation allowance		68,996
Income tax (benefit) expense	$ 21,334	$ (79,488)